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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
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1. Name and address of issuer:
           The Manufacturers Life Insurance Company (U.S.A.) Separate Account L (Formerly, Separate Account One of The Manufacturers Life Insurance Company of America)*
           500 N. Woodward Avenue
           Bloomfield Hills, MI 48304

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ x ]

           Variable Insurance Contracts

3. Investment Company Act File Number:  811-3933

   Securities Act File Number:  333-76162

4(a). Last day of fiscal year for which this Form is filed:   December 31, 2002

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24 (f):                            $ 81,524

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:                                $(55,623)

     (iii)    Aggregate price of securities redeemed or repurchased
              during any prior fiscal year ending no earlier than
              October 11, 1995 that were not previously used to
              reduce registration fees payable to the Commission:                $ 0

     (iv)     Total available redemption credits [add items 5(ii)
              and 5(iii)]:                                                       $(55,623)

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]                               $ 25,901

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
     (vi)     Redemption credits available for use in future years
               --  if Item 5(i) is less than Item 5(iv) [subtract Item (iv)
              from Item 5(i)]:                                                   $0

     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                                  x.00008090

     (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                                      =$2.10

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:           .
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:            .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                        +$0

8. Total of the amount of the registration fees due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$2.10 *

* The registration fee was paid with Rule 24f-2 Filing for Securities Act File Number 333-76162.

9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:                             March 26, 2003

                  Method of Delivery:
                                    [ ] Wire Transfer
                                    [X] Mail or other means**

* On January 1, 2002, The Manufacturers Life Insurance Company of America ("ManAmerica") transferred substantially all of its assets and liabilities to The Manufacturers Life Insurance Company (U.S.A.). As a result of this transaction, The Manufacturers Life Insurance Company (U.S.A.) became the owner of all of ManAmerica's assets, including the assets of Separate Account One.

** Currently a residual balance of $125.00 is present on this account the fee due should be deducted from this amount, leaving a new balance of $122.90 after the deduction.

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Denis Turner
                           --------------------------
                           Denis Turner, Vice President and Treasurer

Date:  March 26, 2003